PREPAYMENTS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Blacksand option prepayments	$ 0	$ 5,500,000
Construction prepayments	2,741,220	0
Other prepayments	497,674	571,735
Total current prepayments	3,238,894	6,071,735
Non-current
Security deposits	438,704	0
Other non-current prepayments	459,031	0
Total non-current prepayments	$ 897,735	$ 0